STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total [Member]	Non controlling Interest [Member]	Total
Balance at Dec. 31, 2013		$ 133	$ 37,114	$ (1,540)	$ (19,993)	$ 15,714		$ 15,714
Balance, shares at Dec. 31, 2013		12,088,049						12,088,049
Exercise of warrants and stock options		$ 2	376			378		$ 378
Exercise of warrants and stock options, shares		220,100
Issuance of Ordinary shares, net	[1]	$ 36	13,660			13,696		13,696
Issuance of Ordinary shares, net, shares	[1]	3,162,500
Issuance of Ordinary shares in conjunction of business acquisition		$ 27	9,739			9,766		9,766
Issuance of Ordinary shares in conjunction of business acquisition, shares		2,353,310
Other comprehensive loss				(914)		(914)		(914)
Share-based compensation expenses			670			670		670
Net loss					(5,479)	(5,479)	6	(5,473)
Balance at Dec. 31, 2014		$ 198	61,559	(2,454)	(25,472)	33,831	6	$ 33,837
Balance, shares at Dec. 31, 2014		17,823,959						17,823,959
Exercise of warrants and stock options		$ 1	189			190		$ 190
Exercise of warrants and stock options, shares		95,167
Other comprehensive loss				(567)		(567)		(567)
Share-based compensation expenses			808			808		808
Net loss					(8,295)	(8,295)	19	(8,276)
Balance at Dec. 31, 2015		$ 199	62,556	(3,021)	(33,767)	25,967	25	$ 25,992
Balance, shares at Dec. 31, 2015		17,919,126						17,919,126
Exercise of warrants and stock options		$ 1	17			18		$ 18
Exercise of warrants and stock options, shares		13,104						13,104
Other comprehensive loss				(540)		(540)		$ (540)
Share-based compensation expenses			1,120			1,120		1,120
Net loss					(6,610)	(6,610)	13	(6,597)
Balance at Dec. 31, 2016		$ 200	$ 63,693	$ (3,561)	$ (40,377)	$ 19,955	$ 38	$ 19,993
Balance, shares at Dec. 31, 2016		17,932,230						17,932,230

[1]	Net of issuance expenses in the amount of $ 350.